CASH AND CASH EQUIVALENTS AND NOTES TO THE CONSOLIDATED STATEMENT OF CASH FLOWS - Internal Credit Ratings (Details)	Dec. 31, 2025	Dec. 31, 2024
P-1 / A-1 / Aaa-mf / AAAm
Disclosure of external credit grades [line items]
Credit exposure, percentage		36.00%
P-2 / A-2
Disclosure of external credit grades [line items]
Credit exposure, percentage	50.00%	59.00%
P-3 / A-3 / Not rated
Disclosure of external credit grades [line items]
Credit exposure, percentage	1.00%	5.00%
Cash and cash equivalents | P-1 / A-1 / Aaa-mf / AAAm
Disclosure of external credit grades [line items]
Credit exposure, percentage	49.00%